Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
ASSETS:
Leasing equipment, net of accumulated depreciation of $3,575,780 and $4,776,458	$ 6,728,388	$ 8,639,136
Net investment in finance leases	1,526,511	1,585,812
Equipment held for sale	144,889	101,696
Revenue earning assets	8,399,788	10,326,644
Cash and cash equivalents	885,118	58,227
Restricted cash	94,763	111,489
Accounts receivable, net of allowances of $1,533 and $1,317	187,740	232,420
Goodwill	236,665	236,665
Other assets	33,738	33,782
Fair value of derivative instruments	64,357	104,176
Total assets	9,902,169	11,103,403
LIABILITIES AND SHAREHOLDERS' EQUITY:
Equipment purchases payable	100,495	4,855
Fair value of derivative instruments	1,533	697
Deferred revenue	146,252	184,760
Accounts payable and other accrued expenses	122,223	87,694
Net deferred income tax liability	403,893	410,524
Debt, net of unamortized costs of $38,976 and $48,743	6,643,031	7,605,720
Total liabilities	7,417,427	8,294,250
Shareholders' equity:
Undesignated shares, $0.01 par value, 20,800,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital (deficit)	889,462	(304,274)
Accumulated earnings	660,912	2,289,072
Accumulated other comprehensive income (loss)	53,356	93,343
Total shareholders' equity	2,484,742	2,809,153
Total liabilities and shareholders' equity	9,902,169	11,103,403
Preferred Shares
Shareholders' equity:
Preferred shares, $0.01 par value, at liquidation preference	880,000	730,000
Designated Common Stock
Shareholders' equity:
Common shares, $0.01 par value, 250,000,000 shares authorized, 101,158,891 shares issued and outstanding	$ 1,012	$ 1,012